Reverse Stock Split After the Reporting Period (Tables)	12 Months Ended
Jun. 30, 2025
Reverse Stock Split After the Reporting Period [Abstract]
Schedule of Weighted Average Number of Ordinary Shares Outstanding	The reverse stock split did not impact the Company’s consolidated statements of operations, financial position or cash flows, other than the recast of the weighted average number of ordinary shares outstanding used in the calculation of basic and diluted EPS.
	06/30/2025	06/30/2024	06/30/2023
Numerator
Loss/Profit for the year (basic EPS)	(111,460,708)	(32,685,398)	40,435,923
Loss/Profit for the year (diluted EPS)	(111,460,708)	(32,685,398)	40,435,923
Denominator
Number of shares (basic EPS)	430,864	388,101	306,215
Number of shares (diluted EPS)	430,864	388,101	306,215

Basic (loss)/profit attributable to ordinary equity holders of the parent	$(258.6912)	$(84.2188)	$132.0508
Diluted (loss)/profit attributable to ordinary equity holders of the parent	$(258.6912)	$(84.2188)	$132.0508